CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities:
Net income	$ 387,859	$ 76,717
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	427,285	175,317
Impairment of long lived assets	27,727	5,731
Reduction in carrying value of operating right-of-use assets	35,238	30,607
Loss on equity method investments	2,643	1,471
Charge on interest rate hedge	0	891
Amortization of financing costs and debt discount	13,544	4,448
Stock compensation expense	55,703	114,791
Loss on extinguishment of debt	0	14,434
Deferred taxes	(126,620)	(26,532)
Unrealized foreign exchange gain	(52,334)	(7,374)
Loss on issuance of debt	0	59,460
Other non-cash items	18,595	(1,592)
Changes in operating assets and liabilities:
Accounts receivable	(140,760)	123,413
Unbilled revenue	(221,104)	49,203
Unearned revenue	28,352	(60,514)
Other net assets	166,613	(21,147)
Net cash provided by operating activities	622,741	539,324
Cash flows from investing activities:
Purchase of property, plant and equipment	(85,145)	(46,067)
Purchase of subsidiary undertakings, net of cash acquired	0	(5,914,475)
Purchase of equity method investment	0	(2,450)
Purchase of available for sale investments	0	17
Purchase of investments in equity - long term	(1,840)	(2,243)
Net cash used in investing activities	(86,985)	(5,965,218)
Cash flows from financing activities:
Financing related costs	0	(30,349)
Proceeds from exercise of equity compensation	28,967	104,070
Share issue costs	(3)	(848)
Repurchase of ordinary shares	(99,983)	0
Share repurchase costs	(17)	0
Drawdown of bank credit lines and loan facilities	25,000	5,905,100
Repayment of bank credit lines and loan facilities	(625,000)	(377,780)
Net cash used in financing activities	(671,036)	5,600,193
Effect of exchange rate movements on cash	(7,775)	(6,080)
Net (decrease)/ increase in cash and cash equivalents	(143,055)	168,219
Cash and cash equivalents at beginning of period	752,213	840,305
Cash and cash equivalents at end of period	$ 609,158	$ 1,008,524